Consolidated Quarterly Holdings Report
for
Fidelity® International Discovery Fund
July 31, 2026
IGI-NPRT3-0926
1.804822.122
Common Stocks - 95.3%
	Shares	Value ($)
AUSTRALIA - 1.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd	844,306	37,947,391
Industrials - 0.1%
Aerospace & Defense - 0.1%
DroneShield Ltd (b)(d)(e)	7,385,706	8,798,082
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Elsight Ltd (b)	4,707,539	18,540,746
Materials - 0.6%
Metals & Mining - 0.6%
Alurion Resources Ltd	1,760,740	1,105,015
Brazilian Rare Earths Ltd (b)	3,140,222	8,272,443
IperionX Ltd (b)(d)	13,673,412	29,098,072
IperionX Ltd ADR (b)	149,000	3,091,750
TOTAL MATERIALS		41,567,280
TOTAL AUSTRALIA		106,853,499
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	237,184	60,965,096
BRAZIL - 0.4%
Financials - 0.4%
Banks - 0.4%
NU Holdings Ltd/Cayman Islands Class A (b)	1,776,427	25,456,199
CANADA - 1.9%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cameco Corp	241,225	20,817,777
Canadian Natural Resources Ltd	1,470,835	70,066,242
TOTAL ENERGY		90,884,019
Financials - 0.3%
Insurance - 0.3%
Definity Financial Corp	372,508	21,266,052
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (b)	143,348	16,788,440
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	50,942	0
TOTAL INFORMATION TECHNOLOGY		16,788,440
TOTAL CANADA		128,938,511
CHINA - 4.6%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	1,424,369	87,033,199
Industrials - 1.1%
Electrical Equipment - 0.6%
Contemporary Amperex Technology Co Ltd A Shares (China)	566,042	33,165,615
Ningbo Deye Technology Corp A Shares (China)	623,560	7,559,989
		40,725,604
Machinery - 0.5%
Airtac International Group	791,247	32,060,861
TOTAL INDUSTRIALS		72,786,465
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	852,578	43,354,725
CXMT Corp A Shares	2,329,500	18,454,462
Montage Technology Co Ltd A Shares (China)	2,016,800	61,097,962
TOTAL INFORMATION TECHNOLOGY		122,907,149
Materials - 0.4%
Metals & Mining - 0.4%
Zijin Mining Group Co Ltd H Shares	8,184,783	34,691,190
TOTAL CHINA		317,418,003
DENMARK - 1.1%
Industrials - 1.1%
Air Freight & Logistics - 1.1%
DSV A/S	361,705	78,172,052
FINLAND - 0.5%
Information Technology - 0.5%
Communications Equipment - 0.5%
Nokia Oyj ADR	3,856,609	35,249,406
FRANCE - 3.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Orange SA	1,129,760	21,587,110
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Gaztransport Et Technigaz SA	107,057	24,159,709
Financials - 0.7%
Insurance - 0.7%
AXA SA	862,233	44,689,222
Industrials - 2.1%
Aerospace & Defense - 2.1%
Dassault Aviation SA	85,305	29,333,773
Safran SA	297,059	116,738,646
TOTAL INDUSTRIALS		146,072,419
TOTAL FRANCE		236,508,460
GERMANY - 4.8%
Industrials - 3.7%
Aerospace & Defense - 0.4%
Rheinmetall AG	23,090	30,523,806
Electrical Equipment - 1.2%
Siemens Energy AG	472,038	80,644,418
Industrial Conglomerates - 2.1%
Siemens AG	440,780	144,420,058
TOTAL INDUSTRIALS		255,588,282
Information Technology - 0.6%
Software - 0.6%
SAP SE	238,222	43,664,944
Materials - 0.5%
Construction Materials - 0.5%
Heidelberg Materials AG	173,497	32,299,075
TOTAL GERMANY		331,552,301
GREECE - 0.4%
Financials - 0.4%
Banks - 0.4%
Alpha Bank SA	5,441,100	26,766,609
HONG KONG - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Zijin Gold International Co Ltd	575,834	8,678,922
HUNGARY - 0.6%
Financials - 0.6%
Banks - 0.6%
OTP Bank Nyrt	295,107	43,669,907
IRELAND - 2.4%
Consumer Discretionary - 0.6%
Household Durables - 0.6%
Cairn Homes PLC	13,506,455	37,953,932
Financials - 1.4%
Banks - 1.4%
AIB Group PLC	8,004,874	94,662,064
Industrials - 0.4%
Building Products - 0.4%
Kingspan Group PLC	320,878	29,694,142
TOTAL IRELAND		162,310,138
ISRAEL - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Teva Pharmaceutical Industries Ltd ADR (b)	1,299,437	45,493,289
ITALY - 3.0%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	437,107	11,835,092
Financials - 2.5%
Banks - 2.5%
Intesa Sanpaolo SpA	9,759,983	73,778,762
UniCredit SpA	1,054,381	99,440,639
TOTAL FINANCIALS		173,219,401
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	139,403	19,236,685
TOTAL ITALY		204,291,178
JAPAN - 20.7%
Consumer Discretionary - 3.1%
Automobile Components - 0.2%
Sumitomo Electric Industries Ltd	933,090	12,349,537
Broadline Retail - 0.4%
Pan Pacific International Holdings Corp	4,998,730	28,005,003
Hotels, Restaurants & Leisure - 0.0%
Metaplanet Inc (b)(d)	1,598,173	2,327,319
Household Durables - 1.4%
Panasonic Holdings Corp	3,732,795	98,704,310
Specialty Retail - 1.1%
Fast Retailing Co Ltd	150,417	73,654,582
TOTAL CONSUMER DISCRETIONARY		215,040,751
Consumer Staples - 0.7%
Food Products - 0.7%
Ajinomoto Co Inc	873,902	26,949,728
Kotobuki Spirits Co Ltd	1,241,126	19,787,750
TOTAL CONSUMER STAPLES		46,737,478
Financials - 5.7%
Banks - 5.2%
Hachijuni Nagano Bank Ltd	1,178,978	18,318,995
Mitsubishi UFJ Financial Group Inc	7,876,378	175,930,700
Sumitomo Mitsui Financial Group Inc	3,744,376	160,891,857
		355,141,552
Insurance - 0.5%
Tokio Marine Holdings Inc	679,589	34,636,205
TOTAL FINANCIALS		389,777,757
Health Care - 0.5%
Pharmaceuticals - 0.5%
Chugai Pharmaceutical Co Ltd	48,544	2,106,390
Takeda Pharmaceutical Co Ltd	952,358	32,699,823
TOTAL HEALTH CARE		34,806,213
Industrials - 7.2%
Electrical Equipment - 0.2%
Furukawa Electric Co Ltd	561,764	10,719,540
Industrial Conglomerates - 0.7%
Hitachi Ltd	1,405,603	46,062,391
Machinery - 2.8%
IHI Corp	2,772,176	48,471,375
Japan Steel Works Ltd/The	273,665	12,679,660
Kawasaki Heavy Industries Ltd	3,456,164	59,047,388
Mitsubishi Heavy Industries Ltd	3,054,303	71,355,659
		191,554,082
Professional Services - 0.1%
Visional Inc (b)	187,217	10,315,731
Trading Companies & Distributors - 3.4%
ITOCHU Corp	9,955,460	124,937,159
Marubeni Corp	2,430,644	78,560,080
Toyota Tsusho Corp	640,941	26,602,479
		230,099,718
TOTAL INDUSTRIALS		488,751,462
Information Technology - 3.5%
Semiconductors & Semiconductor Equipment - 3.5%
Advantest Corp	475,049	93,861,105
Disco Corp	80,974	28,942,894
Kioxia Holdings Corp (b)	29,150	8,125,167
Lasertec Corp	190,351	43,729,775
Renesas Electronics Corp	1,640,119	32,874,149
Rohm Co Ltd	530,665	14,071,406
Tokyo Seimitsu Co Ltd	206,799	21,533,637
TOTAL INFORMATION TECHNOLOGY		243,138,133
TOTAL JAPAN		1,418,251,794
KOREA (SOUTH) - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (b)	1,508,405	13,756,654
NETHERLANDS - 6.7%
Financials - 1.7%
Banks - 1.7%
ING Groep NV (d)	3,244,204	114,006,384
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE (b)	47,656	40,817,235
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
ASML Holding NV	174,453	287,489,033
BE Semiconductor Industries NV	71,518	16,349,872
TOTAL INFORMATION TECHNOLOGY		303,838,905
TOTAL NETHERLANDS		458,662,524
NORWAY - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
General Oceans AS (d)	3,620,682	8,328,237
POLAND - 1.0%
Financials - 0.5%
Banks - 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	1,170,200	35,059,169
Industrials - 0.5%
Professional Services - 0.5%
Benefit Systems SA (b)	21,900	31,657,141
TOTAL POLAND		66,716,310
PORTUGAL - 1.5%
Financials - 1.5%
Banks - 1.5%
Banco Comercial Portugues SA	82,928,400	101,844,762
SINGAPORE - 1.4%
Financials - 1.4%
Banks - 1.4%
DBS Group Holdings Ltd	1,707,230	98,501,613
SPAIN - 5.5%
Financials - 5.1%
Banks - 5.1%
Banco Santander SA	15,208,059	216,293,188
CaixaBank SA	9,304,811	135,164,914
TOTAL FINANCIALS		351,458,102
Industrials - 0.4%
Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	230,901	29,368,863
TOTAL SPAIN		380,826,965
SWEDEN - 4.6%
Financials - 2.7%
Financial Services - 2.7%
Investor AB B Shares	4,269,907	184,298,983
Health Care - 0.5%
Biotechnology - 0.5%
Swedish Orphan Biovitrum AB B Shares (b)	854,413	42,226,246
Industrials - 0.7%
Machinery - 0.7%
Indutrade AB	1,830,640	45,909,226
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Lagercrantz Group AB B Shares	1,942,084	45,685,537
Software - 0.0%
Kry International Ab (a)(b)(c)	100,996	897,933
TOTAL INFORMATION TECHNOLOGY		46,583,470
TOTAL SWEDEN		319,017,925
SWITZERLAND - 1.0%
Financials - 0.8%
Capital Markets - 0.8%
UBS Group AG	1,071,590	56,399,474
Industrials - 0.2%
Electrical Equipment - 0.2%
Huber + Suhner AG	48,508	11,364,234
TOTAL SWITZERLAND		67,763,708
TAIWAN - 5.9%
Industrials - 0.7%
Electrical Equipment - 0.7%
Bizlink Holding Inc	851,473	54,237,778
Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
MediaTek Inc	368,943	39,320,909
Taiwan Semiconductor Manufacturing Co Ltd	4,252,174	314,659,266
TOTAL INFORMATION TECHNOLOGY		353,980,175
TOTAL TAIWAN		408,217,953
UNITED KINGDOM - 15.8%
Communication Services - 3.1%
Diversified Telecommunication Services - 3.1%
Zegona Communications plc	10,692,267	210,681,552
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC	9,791	310,472
Leisure Products - 1.1%
Games Workshop Group PLC	304,257	78,403,925
TOTAL CONSUMER DISCRETIONARY		78,714,397
Consumer Staples - 2.2%
Tobacco - 2.2%
British American Tobacco PLC	2,525,773	153,215,776
Financials - 3.2%
Banks - 1.6%
Lloyds Banking Group PLC	89,821	138,829
NatWest Group PLC	10,207,797	96,286,386
Starling Bank Ltd (a)(b)(c)	3,230,978	10,538,012
		106,963,227
Financial Services - 0.4%
Revolut Group Holdings Ltd (a)(b)(c)	13,155	25,280,884
Insurance - 1.2%
Admiral Group PLC	736,717	37,452,578
Aviva PLC	5,105,076	47,779,444
		85,232,022
TOTAL FINANCIALS		217,476,133
Health Care - 1.3%
Pharmaceuticals - 1.3%
Astrazeneca PLC	519,242	88,399,798
Industrials - 4.0%
Aerospace & Defense - 2.9%
BAE Systems PLC	1,861,440	52,696,125
Rolls-Royce Holdings PLC	7,324,630	146,123,866
		198,819,991
Trading Companies & Distributors - 1.1%
Diploma PLC	756,145	74,597,712
TOTAL INDUSTRIALS		273,417,703
Utilities - 0.9%
Electric Utilities - 0.9%
SSE PLC	2,032,091	64,200,736
TOTAL UNITED KINGDOM		1,086,106,095
UNITED STATES - 4.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Viatris Inc	1,834,609	32,215,734
Industrials - 3.2%
Construction & Engineering - 0.7%
Ferrovial NV	796,688	52,127,082
Electrical Equipment - 2.5%
Schneider Electric SE	502,313	168,769,939
TOTAL INDUSTRIALS		220,897,021
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (a)(b)(c)	4,101	5,678,655
Materials - 0.7%
Construction Materials - 0.7%
CRH PLC	237,374	22,552,903
Holcim AG	268,063	24,346,604
TOTAL MATERIALS		46,899,507
TOTAL UNITED STATES		305,690,917
TOTAL COMMON STOCKS (Cost $4,985,085,094)		6,546,009,027

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (a)(b)(c)	532	4,486,196
Valsoft Corp Series A-1.3 (a)(b)(c)	188	1,585,348
Valsoft Corp Series A-1.4 (a)(b)(c)	243	2,049,146

TOTAL CANADA		8,120,690
CHINA - 0.8%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
Bytedance Ltd Series E1 (a)(b)(c)	131,235	43,369,231
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	328,052	2,411,182
TOTAL CHINA		45,780,413
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(c)	45,293	9,152,197
INDIA - 0.2%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Valuedrive Technologies Pvt Ltd Series A (a)(c)	1,504	2,300,203
Valuedrive Technologies Pvt Ltd Series B (a)(c)	3,024	4,624,876
Valuedrive Technologies Pvt Ltd Series C (a)(c)	13	19,882
Valuedrive Technologies Pvt Ltd Series C1 (a)(c)	11	16,821
Valuedrive Technologies Pvt Ltd Series G (a)(c)	19,366,900	8,226,720
Valuedrive Technologies Pvt Ltd Series S2 (a)(c)	732	1,119,514

TOTAL INDIA		16,308,016
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (a)(b)(c)	483	668,810
Canva Inc Series A2 (a)(b)(c)	87	120,469

TOTAL UNITED STATES		789,279
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $57,683,311)		80,150,595

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	199,185,486	199,225,323
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	11,548,593	11,549,748
TOTAL MONEY MARKET FUNDS (Cost $210,774,555)			210,775,071

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $5,253,542,960)	6,836,934,693
NET OTHER ASSETS (LIABILITIES) - 0.4%	29,759,400
NET ASSETS - 100.0%	6,866,694,093

Legend

(a)	Level 3 security.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $122,546,079 or 1.8% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,798,082 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $104,172,571.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	11,766,963

Bytedance Ltd Series E1	11/18/2020	14,379,968

Canva Inc Class A	3/18/2024 - 11/12/2025	5,533,335

Canva Inc Series A	9/22/2023	515,197

Canva Inc Series A2	9/22/2023	92,799

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	4,659,371

Kry International Ab	5/14/2021 - 10/30/2024	12,863,256

Revolut Group Holdings Ltd	12/27/2024	11,441,503

Starling Bank Ltd	6/18/2021	5,776,619

Valsoft Corp Series A-1.2	3/14/2025	6,231,694

Valsoft Corp Series A-1.3	3/17/2025	1,866,252

Valsoft Corp Series A-1.4	3/17/2025	3,198,238

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	1,988,000

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	3,997,148

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	15,618

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	13,215

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	8,079,430

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	879,418

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	464,941,083	3,530,180,357	3,795,907,566	10,008,180	10,933	516	199,225,323	199,185,486
Fidelity Securities Lending Cash Central Fund	36,660,131	941,769,064	966,883,308	1,087,982	3,861	-	11,549,748	11,548,593
	501,601,214	4,471,949,421	4,762,790,874	11,096,162	14,794	516	210,775,071

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
IperionX Ltd	115,148,974	2,471,638	29,416,331	-	19,727,731	(78,833,940)	-	-
Zegona Communications plc	332,769,842	-	202,042,798	44,659,257	183,977,275	(104,022,767)	-	-
Total	447,918,816	2,471,638	231,459,129	44,659,257	203,705,006	(182,856,707)	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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